Investments, Available for Sale - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment losses on available for sale securities	₨ 54.9	$ 0.8	₨ 1.8	₨ 664.7
Available-for-Sale Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	1,551,828.1		1,220,330.3		$ 23,423.8
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)	656,516.4		721,933.3		$ 9,909.7
Other than temporary impairment losses on available for sale securities	₨ 54.9	$ 0.8	₨ 1.8	₨ 664.7